UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
January 1, 2018 to June 30, 2018

Commission File Number of issuing entity:	333-188745-01
Central Index Key Number of issuing entity:	0001577459

OHIO PHASE-IN-RECOVERY FUNDING LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-188745
Central Index Key Number of depositor:	0000073986

OHIO POWER COMPANY
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0000073986

OHIO POWER COMPANY
(Exact name of sponsor as specified in its charter)

THOMAS G. BERKEMEYER, Associate General Counsel AMERICAN ELECTRIC POWER SERVICE CORPORATION (614) 716-1648
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

13-4922640
(IRS Employer Identification No.)

1 Riverside Plaza, Columbus, Ohio	43215
(Address of principal executive offices of the issuing entity)	(Zip Code)

(614) 716-1000
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Phase-In- Recovery Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is June 29, 2018.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Phase-In-Recovery Bonds (the "Bonds"), dated July 23, 2013, and related Prospectus, dated July 12, 2013, of Ohio Phase-In-Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on July 25, 2013 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the July 2, 2018 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

U.S. Bank National Association has provided the following information to the depositor:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated June 29, 2018.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1     Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on May 15, 2013 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3 dated May 21, 2013).

3.2     Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of October 28, 2013 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form S-3/A dated June 24, 2013).

4.1    Indenture dated as of August 1, 2013 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Phase-In-Recovery Bonds (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

4.2    Form of Senior Secured Phase-In-Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.1    Phase-In-Recovery Property Sale Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.2    Servicing Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.3    Administration Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.4    Intercreditor Agreement, as of August 1, 2013, among the Issuing Entity, Ohio Power Company, U.S. Bank National Association, as Indenture Trustee, AEP Credit, Inc., American Electric Power Service Corporation, and JPMorgan Chase Bank, N.A. as Administrative Agent (incorporated by reference to exhibit 99.4 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated June 29, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio Phase-In-Recovery Funding LLC
(Issuing Entity)

Date: July 2, 2018	By: Ohio Power Company, as Servicer

/s/ Lonni L. Dieck
Lonni L. Dieck
Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

*99.1 Semi-annual Servicer's Certificate relating to the Bonds, dated June 29, 2018.